UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund Fidelity® Tax-Exempt Money Market Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of April 30, 2018

Days	% of fund's investments 4/30/18
1 - 7	64.3
8 - 30	5.0
31 - 60	9.7
61 - 90	5.9
91 - 180	14.8
> 180	0.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
U.S. Treasury Debt	42.8%
Repurchase Agreements	58.2%
Net Other Assets (Liabilities)*	(1.0)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

4/30/18
Capital Reserves Class	0.79%
Daily Money Class	1.04%
Advisor C Class	0.30%
Fidelity Treasury Money Market Fund	1.32%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund’s expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2018, the most recent period shown in the table, would have been 0.75% for Capital Reserves Class, 1.01% for Daily Money Class and 0.26% for Advisor C Class.

Fidelity® Treasury Money Market Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 42.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 42.8%
U.S. Treasury Bills
5/10/18 to 11/1/18	1.31 to 2.02%	$3,237,288	$3,223,473
U.S. Treasury Notes
5/31/18 to 1/31/20	1.46 to 2.01 (b)	2,582,520	2,581,109
TOTAL U.S. TREASURY DEBT
(Cost $5,804,582)			5,804,582

U.S. Treasury Repurchase Agreement - 58.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.72% dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations) #	$385,609	$385,591
1.72% dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations) #	50,344	50,342
With:
Barclays Capital, Inc. at 1.73%, dated:
4/23/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,736,913, 2.13% - 7.25%, 8/15/22 - 11/15/42)	34,049	34,000
4/24/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,503,176, 0.00% - 4.38%, 1/3/19 - 2/15/47)	17,025	17,000
BMO Harris Bank NA at:
1.7%, dated:
4/12/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,432,230, 1.63% - 2.75%, 2/15/19 - 2/15/26)	17,027	17,000
4/13/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,399,849, 2.13% - 2.75%, 2/15/19 - 11/30/23)	17,049	17,000
1.72%, dated:
4/24/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,230,858, 2.50%, 5/15/46)	35,045	35,000
4/26/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,406,204, 1.75%, 9/30/19)	17,040	17,000
1.73%, dated:
4/2/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,000,235, 2.75% - 3.88%, 2/15/19 - 8/15/40)	34,932	34,825
4/3/18 due 5/4/18 (Collateralized by U.S. Treasury Obligations valued at $34,734,383, 1.63% - 2.75%, 2/15/19 - 7/31/19)	34,051	34,000
4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,591,821, 2.75% - 3.00%, 2/15/19 - 11/15/44)	17,025	17,000
1.8%, dated 4/20/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,660,160, 2.50% - 2.75%, 2/15/19 - 2/15/46)	18,068	18,000
1.82%, dated:
4/17/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $12,297,952, 2.75%, 2/15/19)	12,053	12,000
4/19/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,223,464, 2.75%, 2/15/19)	9,039	9,000
4/30/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,333,049, 1.38%, 9/30/18)	14,047	14,000
1.84%, dated:
4/20/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,376,820, 2.75% - 3.75%, 2/15/19 - 8/15/41)	10,047	10,000
4/23/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,144,380, 1.88% - 2.75%, 2/15/19 - 4/30/22)	7,031	7,000
BNP Paribas, S.A. at:
1.65%, dated 3/2/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $18,410,580, 0.00% - 5.25%, 6/21/18 - 8/15/44)	18,050	18,000
1.66%, dated:
3/5/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,216,807, 0.00% - 9.13%, 5/15/18 - 8/15/44)	52,151	52,000
3/6/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $62,681,087, 0.00% - 4.38%, 9/13/18 - 8/15/42)	61,177	61,000
3/7/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,916,997, 1.75% - 5.25%, 1/31/22 - 2/15/46)	35,102	35,000
1.67%, dated 3/8/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,949,381, 0.00% - 8.75%, 5/31/18 - 5/15/45)	35,102	35,000
1.68%, dated 3/9/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,176,268, 1.13% - 8.75%, 5/15/20 - 8/15/44)	52,153	52,000
1.7%, dated:
3/12/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $43,995,807, 1.13% - 4.38%, 2/28/19 - 8/15/46)	43,128	43,000
4/12/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,878,708, 0.00% - 3.38%, 5/31/18 - 8/15/44)	35,101	35,000
4/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,944,633, 0.00% - 5.25%, 5/31/18 - 8/15/44)	35,048	35,000
1.71%, dated:
4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,735,691, 1.25% - 5.25%, 7/31/18 - 8/15/42)	35,103	35,000
4/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,509,168, 0.00% - 4.50%, 5/31/18 - 8/15/44)	17,023	17,000
1.72%, dated:
4/4/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,746,106, 1.75% - 3.13%, 11/30/20 - 8/15/42)	35,104	35,000
4/23/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,995,538, 2.00% - 7.13%, 3/31/21 - 11/15/45)	35,050	35,000
4/24/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,811,326, 0.00% - 9.13%, 5/15/18 - 5/15/46)	35,050	35,000
4/25/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,787,717, 0.00% - 3.88%, 9/13/18 - 8/15/44)	26,037	26,000
1.73%, dated:
3/15/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,780,644, 0.00% - 8.50%, 6/21/18 - 8/15/42)	35,103	35,000
4/2/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,649,915, 3.00% - 5.25%, 11/15/28 - 11/15/44)	34,930	34,825
4/18/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,722,305, 1.25% - 8.75%, 7/31/18 - 4/30/25)	35,049	35,000
1.75%, dated 3/15/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $70,671,060, 0.00% - 3.13%, 9/13/18 - 8/15/46)	69,302	69,000
1.76%, dated:
3/19/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,376,879, 2.75% - 3.13%, 2/15/24 - 11/15/44)	17,050	17,000
3/20/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,773,347, 1.50% - 2.75%, 9/30/22 - 8/15/42)	35,106	35,000
3/22/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,373,924, 1.21% - 5.25%, 1/31/19 - 8/15/47)	17,052	17,000
1.77%, dated:
3/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,418,445, 2.50% - 7.50%, 5/15/24 - 8/15/42)	17,075	17,000
3/21/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,618,748, 0.00% - 2.75%, 6/21/18 - 8/15/42)	34,956	34,850
1.8%, dated 4/27/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,051,148, 0.00% - 4.63%, 9/13/18 - 11/15/41)	52,159	52,000
1.86%, dated 4/26/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,709,314, 0.00% - 4.25%, 9/20/18 - 8/15/42)	35,163	35,000
Commerz Markets LLC at:
1.72%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $26,582,438, 2.00% - 3.38%, 5/31/24 - 5/15/46)	26,009	26,000
1.73%, dated:
4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $25,758,680, 3.38%, 5/15/44)	25,008	25,000
4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $52,542,688, 2.50% - 3.38%, 5/15/44 - 2/15/46)	51,017	51,000
1.74%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $172,389,957, 2.00% - 3.38%, 8/31/20 - 5/15/44)	169,008	169,000
Credit AG at:
1.68%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $401,579,981, 0.88% - 3.13%, 9/15/19 - 2/15/42)	393,128	393,000
1.7%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $17,514,142, 3.63%, 8/15/43)	17,006	17,000
Deutsche Bank AG at:
1.71%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $26,526,317, 0.00% - 2.38%, 7/31/18 - 8/15/27)	26,009	26,000
1.75%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $75,483,725, 1.38% - 4.50%, 4/30/20 - 5/15/38)	74,004	74,000
Deutsche Bank Securities, Inc. at:
1.71%, dated:
4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $52,037,368, 2.38%, 5/15/27)	51,017	51,000
4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $26,526,349, 2.25%, 11/15/27)	26,009	26,000
1.75%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $9,180,539, 0.00%, 4/25/19)	9,000	9,000
DNB Bank ASA at 1.72%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $612,029,258, 1.50% - 2.75%, 7/15/20 - 2/15/24)	600,029	600,000
Fixed Income Clearing Corp. - BNYM at:
1.73%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $147,900,093, 0.00% - 3.13%, 7/12/18 - 8/15/47)	145,007	145,000
1.75%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $83,640,021, 2.13%, 9/30/21)	82,004	82,000
HSBC Securities, Inc. at:
1.68%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $349,502,210, 1.00% - 4.75%, 8/15/18 - 2/15/41)	342,112	342,000
1.69%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $529,877,131, 0.75% - 8.75%, 8/15/18 - 5/15/43)	519,171	519,000
1.73%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $262,464,537, 1.00%, 10/15/19)	257,012	257,000
ING Financial Markets LLC at:
1.69%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $10,202,955, 0.75%, 9/30/18)	10,003	10,000
1.73%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $88,896,534, 1.63%, 2/15/26)	87,004	87,000
Lloyds Bank PLC at:
1.52%, dated 1/29/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $9,215,440, 2.13% - 6.75%, 12/31/21 - 11/15/27)	9,035	9,000
1.67%, dated 2/20/18 due 5/21/18 (Collateralized by U.S. Treasury Obligations valued at $17,462,653, 6.00% - 6.75%, 2/15/26 - 8/15/26)	17,071	17,000
1.7%, dated 2/27/18 due 5/29/18 (Collateralized by U.S. Treasury Obligations valued at $35,806,166, 2.13% - 6.75%, 12/31/21 - 8/15/26)	35,150	35,000
1.74%, dated:
3/12/18 due 6/20/18 (Collateralized by U.S. Treasury Obligations valued at $24,526,437, 1.38% - 6.75%, 9/15/20 - 11/15/27)	24,116	24,000
3/15/18 due:
6/13/18 (Collateralized by U.S. Treasury Obligations valued at $17,386,832, 2.13% - 6.75%, 8/15/21 - 8/15/26)	17,074	17,000
6/15/18 (Collateralized by U.S. Treasury Obligations valued at $17,388,448, 6.75% - 8.13%, 8/15/21 - 8/15/26)	17,076	17,000
1.84%, dated 4/16/18 due 7/18/18 (Collateralized by U.S. Treasury Obligations valued at $21,443,908, 1.63% - 6.75%, 6/30/20 - 8/15/26)	21,100	21,000
1.85%, dated 3/21/18 due 6/21/18 (Collateralized by U.S. Treasury Obligations valued at $35,777,341, 6.00% - 6.75%, 2/15/26 - 8/15/26)	35,165	35,000
1.91%, dated 5/2/18 due 8/2/18(c)	9,044	9,000
1.92%, dated 4/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,348,177, 1.13%, 8/31/21)	17,095	17,000
1.93%, dated 4/26/18 due 8/15/18 (Collateralized by U.S. Treasury Obligations valued at $9,209,129, 2.38% - 6.75%, 8/15/24 - 8/15/26)	9,054	9,000
Mizuho Securities U.S.A., Inc. at 1.73%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $139,610,555, 1.25% - 2.25%, 10/31/18 - 1/31/24)	137,007	137,000
MUFG Securities (Canada), Ltd. at 1.73%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $276,433,288, 1.88% - 3.00%, 7/31/20 - 2/15/47)	271,013	271,000
MUFG Securities EMEA PLC at:
1.71%, dated:
4/25/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $4,086,094, 1.75%, 1/31/23)	4,002	4,000
4/26/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,177,065, 8.75%, 8/15/20)	9,006	9,000
4/27/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $4,168,756, 2.50%, 2/15/46)	4,002	4,000
1.72%, dated 4/25/18 due 5/7/18
(Collateralized by U.S. Treasury Obligations valued at $15,611,187, 2.38% - 2.50%, 5/15/27 - 2/15/45)	15,016	15,000
(Collateralized by U.S. Treasury Obligations valued at $3,072,518, 2.13%, 5/15/25)	3,004	3,000
1.73%, dated:
4/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $12,239,036, 2.63%, 11/15/20)	12,013	12,000
4/17/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,212,699, 2.63%, 11/15/20)	10,011	10,000
4/19/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $11,441,171, 2.38% - 3.00%, 11/15/20 - 5/15/45)	11,011	11,000
4/27/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,124,473, 3.00%, 2/15/47)	3,005	3,000
4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $12,241,242, 2.75%, 4/30/23)	12,001	12,000
1.74%, dated:
4/11/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,069,969, 1.63% - 2.63%, 11/15/20 - 5/15/27)	3,004	3,000
4/13/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $21,481,488, 2.38% - 2.75%, 11/15/20 - 5/15/27)	21,019	21,000
4/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,349,943, 2.63%, 11/15/20)	17,020	17,000
4/19/18 due 5/7/18
(Collateralized by U.S. Treasury Obligations valued at $5,109,792, 2.25%, 12/31/23)	5,008	5,000
(Collateralized by U.S. Treasury Obligations valued at $7,146,237, 1.75% - 2.38%, 10/31/20 - 5/15/27)	7,008	7,000
1.75%, dated 3/28/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,067,859, 2.13% - 2.38%, 12/31/22 - 5/15/27)	3,006	3,000
1.76%, dated 4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $12,250,663, 1.75% - 2.63%, 11/15/20 - 2/28/22)	12,017	12,000
Natixis SA at 1.71%, dated 4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $141,921,462, 0.88% - 3.63%, 8/15/19 - 5/15/25)	139,198	139,000
Nomura Securities International, Inc. at:
1.68%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $260,857,327, 0.00% - 8.50%, 5/3/18 - 11/15/43)	255,083	255,000
1.7%, dated 4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $202,131,965, 0.00% - 7.88%, 6/21/18 - 8/15/47)	198,065	198,000
Norinchukin Bank at:
1.79%, dated 3/16/18 due 5/16/18 (Collateralized by U.S. Treasury Obligations valued at $17,380,325, 1.50%, 8/15/26)	17,052	17,000
1.83%, dated:
3/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,203,458, 1.50%, 8/15/26)	9,036	9,000
3/21/18 due 6/8/18 (Collateralized by U.S. Treasury Obligations valued at $10,221,084, 1.50%, 8/15/26)	10,040	10,000
4/5/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $9,194,493, 1.50%, 8/15/26)	9,040	9,000
1.84%, dated 4/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $17,357,911, 1.50%, 8/15/26)	17,076	17,000
1.85%, dated 4/18/18 due 7/12/18 (Collateralized by U.S. Treasury Obligations valued at $9,190,010, 1.50%, 8/15/26)	9,039	9,000
1.87%, dated 4/19/18 due 7/11/18 (Collateralized by U.S. Treasury Obligations valued at $9,185,527, 1.50%, 8/15/26)	9,039	9,000
1.9%, dated:
4/23/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $17,348,945, 1.50%, 8/15/26)	17,082	17,000
4/24/18 due 7/24/18 (Collateralized by U.S. Treasury Obligations valued at $17,348,945, 1.50%, 8/15/26)	17,082	17,000
1.91%, dated 4/25/18 due 7/25/18 (Collateralized by U.S. Treasury Obligations valued at $26,529,989, 1.50%, 8/15/26)	26,126	26,000
RBC Dominion Securities at:
1.5%, dated 2/1/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $26,618,458, 1.88% - 3.00%, 8/31/20 - 11/15/44)	26,099	26,000
1.7%, dated:
4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,357,271, 2.00% - 3.00%, 7/31/20 - 5/15/45)	17,024	17,000
4/19/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $40,823,241, 1.21% - 3.00%, 1/31/19 - 5/15/45)	40,026	40,000
4/20/18 due:
5/4/18 (Collateralized by U.S. Treasury Obligations valued at $12,246,471, 1.50% - 3.00%, 8/31/20 - 2/15/45)	12,008	12,000
5/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,287,528, 2.00% - 3.00%, 8/31/20 - 11/15/44)	14,011	14,000
4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $298,958,856, 1.13% - 2.75%, 1/31/19 - 8/15/25)	293,097	293,000
1.72%, dated 5/1/18 due 5/7/18(c)	26,039	26,000
RBC Financial Group at:
1.69%, dated 4/5/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $48,198,588, 0.75% - 8.75%, 9/30/18 - 5/15/46)	47,132	47,000
1.7%, dated 4/9/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,420,964, 1.13% - 3.63%, 6/30/21 - 8/15/44)	53,075	53,000
SMBC Nikko Securities America, Inc. at 1.73%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $285,633,622, 2.38% - 2.75%, 5/15/24 - 4/30/25)	280,013	280,000
Societe Generale at:
1.7%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $45,941,322, 0.00% - 7.50%, 8/16/18 - 11/15/44)	45,015	45,000
1.73%, dated:
4/5/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $166,471,457, 0.00% - 9.13%, 5/15/18 - 11/15/47)	163,251	163,000
4/9/18 due 5/10/18 (Collateralized by U.S. Treasury Obligations valued at $12,252,959, 2.00% - 9.13%, 5/15/18 - 5/15/47)	12,018	12,000
4/10/18 due 5/11/18 (Collateralized by U.S. Treasury Obligations valued at $52,172,333, 0.00% - 8.88%, 5/31/18 - 5/15/47)	51,076	51,000
1.74%, dated 4/11/18 due 6/11/18 (Collateralized by U.S. Treasury Obligations valued at $34,853,706, 0.00% - 8.75%, 6/21/18 - 5/15/47)	34,100	34,000
TD Securities (U.S.A.) at 1.72%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $738,400,293, 0.00% - 5.00%, 11/8/18 - 5/15/47)	719,034	719,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $7,901,433)		7,901,433
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $13,706,015)		13,706,015
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(132,446)
NET ASSETS - 100%		$13,573,569

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$385,591,000 due 5/01/18 at 1.72%
BNP Paribas, SA	$35,000
Credit Agricole CIB New York Branch	56,000
Wells Fargo Securities LLC	294,591
$385,591
$50,342,000 due 5/01/18 at 1.72%
Citibank NA	11,003
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,910
Wells Fargo Securities LLC	36,429
$50,342

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $7,901,433) — See accompanying schedule: Unaffiliated issuers (cost $13,706,015)		$13,706,015
Cash		1,363
Receivable for investments sold		31,988
Receivable for fund shares sold		313,108
Interest receivable		8,704
Prepaid expenses		7
Total assets		14,061,185
Liabilities
Payable for investments purchased	$74,598
Payable for fund shares redeemed	402,403
Distributions payable	4,666
Accrued management fee	2,914
Distribution and service plan fees payable	1,079
Other affiliated payables	1,896
Other payables and accrued expenses	60
Total liabilities		487,616
Net Assets		$13,573,569
Net Assets consist of:
Paid in capital		$13,573,584
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		(12)
Net Assets		$13,573,569
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,263,435 ÷ 1,262,871 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($2,154,580 ÷ 2,154,199 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($94,529 ÷ 94,515 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($10,061,025 ÷ 10,060,714 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Interest		$94,831
Expenses
Management fee	$16,849
Transfer agent fees	10,830
Distribution and service plan fees	6,599
Accounting fees and expenses	481
Custodian fees and expenses	64
Independent trustees' fees and expenses	24
Registration fees	824
Audit	24
Legal	23
Miscellaneous	21
Total expenses before reductions	35,739
Expense reductions	(560)	35,179
Net investment income (loss)		59,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15
Total net realized gain (loss)		15
Net increase in net assets resulting from operations		$59,667

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,652	$38,325
Net realized gain (loss)	15	5
Net increase in net assets resulting from operations	59,667	38,330
Distributions to shareholders from net investment income	(59,655)	(38,322)
Share transactions - net increase (decrease)	776,199	(839,833)
Total increase (decrease) in net assets	776,211	(839,825)
Net Assets
Beginning of period	12,797,358	13,637,183
End of period	$13,573,569	$12,797,358
Other Information
Distributions in excess of net investment income end of period	$(3)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	–A	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A	–A
Total distributions	(.002)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.23%	.05%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.98%E	.97%	.97%	.99%	.98%	.98%
Expenses net of fee waivers, if any	.95%E	.75%	.33%	.10%	.07%	.12%
Expenses net of all reductions	.95%E	.75%	.33%	.10%	.07%	.12%
Net investment income (loss)	.47%E	.04%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,263	$1,170	$1,256	$1,259	$1,525	$1,205

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.002	–A	–A	–A	–A
Distributions from net investment income	(.004)	(.002)	–A	–A	–A	–A
Total distributions	(.004)	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.35%	.17%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.73%E	.72%	.72%	.74%	.73%	.73%
Expenses net of fee waivers, if any	.70%E	.62%	.33%	.09%	.07%	.12%
Expenses net of all reductions	.70%E	.62%	.33%	.09%	.07%	.12%
Net investment income (loss)	.72%E	.17%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,155	$2,534	$3,837	$4,307	$4,718	$4,097

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Advisor C Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.04%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	1.48%F	1.47%	1.47%	1.49%	1.48%	1.48%
Expenses net of fee waivers, if any	1.34%F	.76%	.33%	.10%	.07%	.12%
Expenses net of all reductions	1.34%F	.76%	.33%	.10%	.07%	.12%
Net investment income (loss)	.08%F	.03%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$95	$101	$136	$131	$101	$114

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.004	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.005	.004	–B	–B
Distributions from net investment income	(.005)	(.004)	–B	–B
Total distributions	(.005)	(.004)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.49%	.38%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%F	.42%	.42%	.42%F
Expenses net of fee waivers, if any	.42%F	.42%	.35%	.11%F
Expenses net of all reductions	.42%F	.42%	.35%	.11%F
Net investment income (loss)	1.00%F	.37%	-%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$10,061	$8,992	$8,408	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of April 30, 2018

Days	% of fund's investments 4/30/18
1 - 7	62.7
8 - 30	4.9
31 - 60	11.1
61 - 90	5.7
91 - 180	10.7
> 180	4.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Variable Rate Demand Notes (VRDNs)	19.1%
Tender Option Bond	41.9%
Other Municipal Security	36.9%
Investment Companies	1.6%
Net Other Assets (Liabilities)	0.5%

Current 7-Day Yields

4/30/18
Capital Reserves Class	0.77%
Daily Money Class	1.02%
Fidelity Tax-Exempt Money Market Fund	1.27%
Premium Class	1.39%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund’s expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2018, the most recent period shown in the table, would have been 0.74% for Capital Reserves Class, 0.99% for Daily Money Class, 1.25% for Fidelity Tax-Exempt Money Market Fund and 1.35% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 19.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 1.63% 5/1/18, VRDN (a)	$5,400	$5,400
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 1.79% 5/7/18, LOC Bayerische Landesbank, VRDN (a)	33,391	33,391
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.9% 5/7/18, VRDN (a)	9,000	9,000
Tuscaloosa County Indl. Dev. Gulf Opportunity Series 2012 A, 1.79% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
West Jefferson Indl. Dev. Series 2008, 1.9% 5/7/18, VRDN (a)	7,100	7,100
		67,891
Alaska - 0.9%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.83% 5/7/18, VRDN (a)	22,200	22,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.78% 5/7/18, VRDN (a)	1,700	1,700
Series 1994 C, 1.83% 5/7/18, VRDN (a)	2,400	2,400
Series 2002, 1.83% 5/7/18, VRDN (a)	9,300	9,300
		35,600
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1.84% 5/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	45,300	45,300
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.83% 5/7/18, VRDN (a)	6,825	6,825
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.82% 5/7/18, LOC Freddie Mac, VRDN (a)	500	500
		52,625
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.81% 5/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,850	1,850
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.8% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	5,590	5,590
Colorado Univ. Co. Hosp. Auth. Rev. Series 2017 B1, 1.81% 5/7/18, VRDN (a)	2,700	2,700
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 1.81% 5/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,310	5,310
		15,450
Connecticut - 1.4%
Connecticut Gen. Oblig. Series 2016 C, 1.83% 5/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	37,285	37,285
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 1.81% 5/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,850	1,850
Series E 3, 1.75% 5/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,100	16,100
		55,235
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.85% 5/7/18, VRDN (a)	2,200	2,200
Series 1999 A, 1.8% 5/7/18, VRDN (a)	3,500	3,500
		5,700
District Of Columbia - 0.2%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.82% 5/7/18, LOC Freddie Mac, VRDN (a)	6,365	6,365
Florida - 0.1%
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.59% 5/1/18, VRDN (a)	3,600	3,600
Georgia - 2.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.68% 5/1/18, VRDN (a)	13,105	13,105
First Series 2009, 1.67% 5/1/18, VRDN (a)	20,900	20,900
Second Series 1995, 1.67% 5/1/18, VRDN (a)	9,700	9,700
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.67% 5/1/18, VRDN (a)	10,125	10,125
Effingham County Indl. Dev. Auth. Poll Cont. 1.69% 5/1/18, VRDN (a)	1,500	1,500
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.65% 5/1/18, VRDN (a)	5,900	5,900
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.67% 5/1/18, VRDN (a)	7,850	7,850
Series 2008, 1.67% 5/1/18, VRDN (a)	11,200	11,200
		80,280
Illinois - 0.9%
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 1.72% 5/7/18, LOC Northern Trust Co., VRDN (a)	2,805	2,805
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 1.83% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	16,220	16,220
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 1.75% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	2,150	2,150
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2C, 1.79% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,800	3,800
Series 2007 A1, 1.79% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,400	13,400
		38,375
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.9% 5/7/18, VRDN (a)	2,700	2,700
Series I, 1.9% 5/7/18, VRDN (a)	1,200	1,200
		3,900
Iowa - 0.6%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.78% 5/7/18, VRDN (a)	19,700	19,700
Iowa Fin. Auth. Poll. Cont. Facility Rev. (Midamerican Energy Proj.) Series 2016 A, 1.78% 5/7/18, VRDN (a)	2,600	2,600
		22,300
Louisiana - 2.0%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 1.72% 5/7/18, VRDN (a)	1,700	1,700
(Christus Health Proj.) Series 2009 B1, 1.81% 5/7/18, LOC Bank of New York, New York, VRDN (a)	3,300	3,300
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.92% 5/7/18, VRDN (a)	22,200	22,200
Series 2010 B1, 1.94% 5/7/18, VRDN (a)	16,200	16,200
(NuStar Logistics, L.P. Proj.) Series 2010, 1.8% 5/7/18, LOC Mizuho Bank Ltd., VRDN (a)	33,000	33,000
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.8% 5/7/18, LOC Freddie Mac, VRDN (a)	4,095	4,095
		80,495
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 1.78% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,340	12,340
Michigan - 0.1%
Grand Traverse County Hosp. Series 2011 B, 1.82% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Minnesota - 0.4%
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.83% 5/7/18, LOC Fannie Mae, VRDN (a)	15,950	15,950
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.82% 5/7/18, LOC Bank of America NA, VRDN (a)	11,975	11,975
Nevada - 1.3%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 1.81% 5/7/18, LOC Bank of America NA, VRDN (a)	14,600	14,600
Reno Cap. Impt. Rev. Series 2005 A, 1.78% 5/7/18, LOC Bank of America NA, VRDN (a)	36,555	36,555
		51,155
New York - 0.4%
New York Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg. Proj.) Series 2003 A, 1.83% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,600	10,600
Westchester County Indl. Agcy. Rev. Series 2001, 1.92% 5/7/18, VRDN (a)	5,160	5,160
		15,760
North Carolina - 0.1%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.77% 5/7/18, LOC Rabobank Nederland New York Branch, VRDN (a)	1,100	1,100
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.8% 5/7/18, LOC Cr. Industriel et Commercial, VRDN (a)	3,900	3,900
		5,000
Ohio - 1.0%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.74% 5/7/18, VRDN (a)	30,500	30,500
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.82% 5/7/18, LOC Northern Trust Co., VRDN (a)	8,995	8,995
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.86% 5/7/18, VRDN (a)	2,900	2,900
		42,395
Pennsylvania - 0.3%
Chester County Health & Ed. Auth. Rev. 1.8% 5/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,635	6,635
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.85% 5/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.81% 5/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,615	3,615
		12,770
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 1.78% 5/7/18, LOC Branch Banking & Trust Co., VRDN (a)	1,100	1,100
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 1.86% 5/7/18, LOC Bank of America NA, VRDN (a)	2,385	2,385
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.83% 5/7/18, LOC Bank of America NA, VRDN (a)	2,135	2,135
		4,520
Texas - 2.3%
Houston Arpt. Sys. Rev. Series 2010, 1.79% 5/7/18, LOC Barclays Bank PLC, VRDN (a)	48,570	48,570
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.81% 5/7/18 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.81% 5/7/18 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 1.81% 5/7/18 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.81% 5/7/18 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.81% 5/7/18 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 1.78% 5/7/18, LOC Bank of America NA, VRDN (a)	10,600	10,600
		91,470
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.81% 5/7/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	14,100	14,100
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.84% 5/7/18, LOC Bank of America NA, VRDN (a)	7,375	7,375
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.8% 5/7/18, VRDN (a)	3,000	3,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.8% 5/7/18, VRDN (a)	9,430	9,430
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.78% 5/7/18, VRDN (a)	1,600	1,600
		14,030
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $772,956)		772,956

Tender Option Bond - 41.9%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,960	5,960
Arizona - 1.1%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	35,120	35,120
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.8%, tender 5/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,090	2,090
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,900	2,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R 14060, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
		44,110
California - 0.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.8% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	5,500	5,500
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.79% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	10,400	10,400
		15,900
Colorado - 2.6%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	910	910
Colorado Health Facilities Auth. Participating VRDN Series XG 01 03, 1.78% 5/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,050	2,050
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 1.87% 5/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500	1,500
Colorado Hsg. & Fin. Auth. Participating VRDN Series 2018 E-112, 1.8% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	825	825
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.8% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	11,700	11,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 1.78% 5/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	13,800	13,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.81% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	900	900
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,595	1,595
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.9%, tender 6/21/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	2,540	2,540
Participating VRDN Series Floaters XM 03 85, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,300	9,300
Participating VRDN:
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	33,700	33,700
Series XM 03 05, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	11,500	11,500
		104,350
Connecticut - 1.7%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.81% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,600	1,600
Series Floaters 014, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	8,100	8,100
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.81% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	52,300	52,300
Series Floaters XM 05 22, 1.81% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.81% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.81% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,530	1,530
		69,530
District Of Columbia - 1.3%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.82% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,350	3,350
District of Columbia Gen. Oblig.:
Bonds Series Solar 0035, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 5/31/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	995	995
Participating VRDN:
Series 2016 23, SIFMA Municipal Swap Index + 0.050% 1.78% 5/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,770	2,770
Series Floaters E 108, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	11,000	11,000
Series Floaters E 109, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,230	8,230
Series MS 4301, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	18,000	18,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,190	6,190
Series XF 23 41, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,000	2,000
		52,535
Florida - 2.3%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,580	5,580
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	14,000	14,000
Central Florida Expressway Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	16,535	16,535
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.9%, tender 6/14/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	1,200	1,200
Series Solar 0054, 1.9%, tender 6/21/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	895	895
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.78% 5/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,440	1,440
Florida Gen. Oblig. Bonds:
Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 6/14/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,180	3,180
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,000	1,000
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.9%, tender 5/10/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	6,395	6,395
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,000	5,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.79% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	8,400	8,400
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.81% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,600	4,600
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.81% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,000	4,000
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters E 70, SIFMA Municipal Swap Index + 0.170% 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	11,050	11,050
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 1.85% 5/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	800	800
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,590	1,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,930	6,930
		92,595
Georgia - 0.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.81% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.8% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,800	1,800
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.81% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,600	1,600
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 5/17/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,500	2,500
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series 2016 XM 0416, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,800	4,800
Series Floaters XM 04 35, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,000	2,000
		17,400
Hawaii - 0.6%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 7/19/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,885	1,885
Participating VRDN Series Floaters XM 04 29, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1.78% 5/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,575	2,575
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,960	7,960
Series ROC II R 11989, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,550	5,550
		24,635
Illinois - 4.7%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	21,100	21,100
Series Floaters 006, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	12,605	12,605
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,800	7,800
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.9% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	700	700
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.81% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,100	2,100
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	11,500	11,500
Series 15 XM0114, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,500	5,500
Series Floaters XF 25 00, 1.81% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
Series Floaters XF 25 35, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,100	3,100
Series MS 3332, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,700	5,700
Series XF 23 38, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,300	4,300
Series ZF 04 78, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,100	4,100
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.8% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	13,800	13,800
Series Floaters XL 00 54, 1.81% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	12,675	12,675
Series Floaters XX 10 81, 1.81% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,200	5,200
Series Floaters YX 10 72, 1.81% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,900	10,900
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500	1,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,430	3,430
Series 15 ZM0118, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,335	3,335
Series 15 ZM0120, 1.8% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,100	3,100
Series Floaters E100, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	33,875	33,875
Series Floaters XL 00 41, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,300	3,300
Series MS 16 XF 2212, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,576	5,576
Series XM 04 75, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	9,375	9,375
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1.81% 5/3/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	3,125	3,125
		189,696
Indiana - 0.7%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.82% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 5/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	25,000	25,000
		29,900
Kansas - 0.4%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,700	3,700
Series XF 10 51, 1.8% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,700	3,700
		14,900
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.81% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	16,420	16,420
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,300	2,300
		18,720
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.8% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	43,065	43,065
Series Floaters XF 24 91, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,850	4,850
Series Floaters XG 01 50, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,300	3,300
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,600	4,600
		55,815
Maryland - 0.5%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.83% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	7,300	7,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,310	7,310
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,750	3,750
		18,360
Massachusetts - 1.0%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.8%, tender 5/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	26,000	26,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	5,741	5,741
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series 16 ZM0173, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,540	8,540
		40,281
Michigan - 1.0%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.8% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	11,100	11,100
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,550	1,550
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.8% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,100	2,100
Series 16 XM0223, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series Floaters XF 05 95, 1.8% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,900	1,900
Series Floaters XF 05 97, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,125	2,125
Series Floaters XG 01 58, 1.8% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	2,175	2,175
Series XX 1043, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,110	5,110
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	10,950	10,950
		40,010
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN Series Floaters XM 04 25, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,860	6,860
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	5,145	5,145
		12,005
Mississippi - 0.5%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 1.8% 5/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,500	3,500
Series ROC II R 14027, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,360	7,360
Series ROC II-R 11987, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	9,900	9,900
		20,760
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,320	6,320
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 1.8% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	9,200	9,200
Series Floaters XM 05 75, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,200	4,200
		19,720
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	11,755	11,755
Nebraska - 0.2%
Douglas County School District #1 Bonds Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,100	2,100
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.82% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	5,045	5,045
Series Floaters XX 10 04, 1.8% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,000	2,000
		9,145
Nevada - 0.3%
Clark County Fuel Tax Bonds:
Series Solar 0068, 1.9%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	1,500	1,500
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 6/21/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,095	2,095
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 1.79% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,090	7,090
Series Floaters XM 04 66, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,225	3,225
		13,910
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,413	4,413
New Jersey - 0.2%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.92% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,000	2,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.8% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,540	2,540
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.81% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,800	1,800
		6,340
North Carolina - 3.0%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 1.78% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.78% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters ZM 05 34, 1.78% 5/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	4,600	4,600
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,000	3,000
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.8% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.24%, tender 5/24/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,400	1,400
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	11,500	11,500
Series EGL 14 0051:
1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	28,650	28,650
1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	18,450	18,450
Series MS 15 XF2165, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,600	6,600
Series MS 15 ZM0105, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,280	2,280
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.98%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	2,765	2,765
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,755	2,755
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,120	7,120
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,900	1,900
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,375	4,375
		120,865
North Dakota - 0.4%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 0.002% x SIFMA Municipal Swap Index 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	14,695	14,695
Ohio - 0.4%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 1.85% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,300	1,300
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.81% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,370	1,370
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 5/24/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	7,435	7,435
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	2,765	2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	2,300	2,300
		15,170
Oklahoma - 0.3%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.81% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,100	3,100
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 5/24/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,080	10,080
		13,180
Oregon - 0.8%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 6/28/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,500	2,500
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.8% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	6,880	6,880
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN:
Series ROC II R 14051, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Series XF 23 17, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,555	6,555
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,375	2,375
		33,180
Pennsylvania - 3.9%
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters XL 00 48, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,600	1,600
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.8% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000	1,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	29,885	29,885
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,000	1,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	43,300	43,300
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,160	3,160
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.78%, tender 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	72,650	72,650
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,100	3,100
		155,695
South Carolina - 0.9%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 5/17/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,200	1,200
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,310	3,310
Participating VRDN Series Floaters XM 04 42, 1.8% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,365	1,365
Lexington County School District #1 Bonds Series Solar 0058, 1.9%, tender 5/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	1,465	1,465
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	17,905	17,905
Series Floaters XG 01 49, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,075	5,075
		35,320
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,800	1,800
Series Floaters XL 00 62, 1.81% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XM 04 46, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000	3,000
		5,800
Texas - 3.5%
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 5/17/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	7,250	7,250
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	5,555	5,555
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 XF0503, 1.8% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	5,625	5,625
El Paso Tex Independent School District Bonds Series Solar 17 01, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,850	4,850
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,600	2,600
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.8%, tender 5/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,600	4,600
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,000	4,000
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,095	1,095
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters XF 06 18, 1.84% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,625	5,625
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.78% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	4,905	4,905
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.79% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,910	1,910
Leander Independent School District Participating VRDN Series Floaters XF 24 22, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	9,250	9,250
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 98, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	11,900	11,900
Mansfield Independent School District Participating VRDN Series Floaters XG 01 55, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,192	3,192
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,600	3,600
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,100	2,100
Pflugerville Independent School District Participating VRDN Series 2017, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,395	10,395
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 1.8% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Series 16 XF0411, 1.8% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,725	2,725
Series 16 ZF 0282, 1.79% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	1,350	1,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,900	2,900
Series Floaters ZM 04 07, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.8% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600	1,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	8,800	8,800
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XG 01 66, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,295	3,295
Series Floaters ZM 05 87, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,875	1,875
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	7,530	7,530
		143,277
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.8% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,310	5,310
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	325	325
Virginia - 1.7%
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.9%, tender 5/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	2,685	2,685
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.9%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,100	1,100
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,010	2,010
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	20,950	20,950
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 5/31/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,300	1,300
Participating VRDN Series EGL 14 0048, 1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	17,760	17,760
Virginia Gen. Oblig. Participating VRDN Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1.78% 5/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	6,675	6,675
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,500	7,500
1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,800	6,800
		66,780
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 05 33, 1.78% 5/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	9,495	9,495
Series Floaters XF 23 97, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,670	2,670
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.79% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	17,690	17,690
Series ROC II R 11962, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,400	3,400
Pierce County School District #10 Tacoma Participating VRDN:
Series 15 XF2166, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,350	5,350
Series Floaters XM 05 24, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,174	1,174
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,500	7,500
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 0055, 1.9%, tender 6/28/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	2,400	2,400
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 5/31/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,500	1,500
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	2,400	2,400
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 7/26/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,875	2,875
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	23,415	23,415
Participating VRDN:
Series Floaters XF 06 11, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500	3,500
Series Floaters XF 25 39, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,900	1,900
Series ROC 14090, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	9,400	9,400
Series ROC II R 14074, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,100	4,100
Series XF 0294, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,900	5,900
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,100	6,100
Series 15 XF0148, 1.78% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,190	1,190
Series 2015 XF0150, 1.78% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	6,065	6,065
Series Floaters XF 24 92, 1.81% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,750	3,750
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,600	7,600
		129,374
Wisconsin - 0.5%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,290	2,290
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 6/14/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,200	1,200
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.93% 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	4,600	4,600
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 25 41, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,500	1,500
Series Floaters XG 00 72, 1.82% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,300	2,300
Series XM 04 79, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series ROC II R 14065, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,200	3,200
		22,090
TOTAL TENDER OPTION BOND
(Cost $1,693,806)		1,693,806

Other Municipal Security - 36.9%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2018:
1.24% 6/1/18, CP	7,500	7,500
1.3% 6/18/18, CP	1,700	1,700
1.32% 7/6/18, CP	5,500	5,500
1.44% 8/1/18, CP	5,100	5,100
		19,800
Alaska - 0.4%
Anchorage Gen. Oblig. TAN Series 2018, 4% 9/17/18	17,000	17,158
Arizona - 0.1%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	5,500	5,533
California - 1.7%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.85%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	27,480	27,480
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.85%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	21,035	21,035
Los Angeles Cmnty. College District Bonds Series 2017 J, 2% 8/1/18	3,575	3,579
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	12,100	12,100
Sacramento Muni. Util. District Elec. Rev. Series L1, 1.37% 6/5/18, LOC Barclays Bank PLC, CP	5,200	5,200
		69,394
Colorado - 0.2%
Colorado Ed. Ln. Prog. TRAN Series 2017, 4% 6/28/18	2,400	2,409
Colorado Gen. Fdg. Rev. TRAN Series 2017 A, 3% 6/27/18	2,750	2,757
Colorado Springs Utils. Rev. Series A, 1.66% 6/7/18, LOC Bank of America NA, CP	2,300	2,300
		7,466
Connecticut - 2.4%
Bethel Gen. Oblig. BAN Series 2017, 2% 6/15/18	1,900	1,902
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	2,800	2,815
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	3,300	3,315
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	61,200	61,993
Bonds:
Series 2017 B, 5% 4/15/19	600	617
Series 2018 A, 5% 4/15/19	1,500	1,544
Series 2018 B, 5% 4/15/19	6,000	6,175
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S1, 1.57% tender 5/9/18, CP mode	2,200	2,200
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 A, 4% 1/1/19	1,050	1,066
East Haddam Gen. Oblig. BAN Series 2018, 2.25% 9/6/18	3,000	3,008
Farmington Gen. Oblig. BAN Series 2017, 3% 5/8/18	3,280	3,281
Ledyard Gen. Oblig. BAN Series 2018, 2% 6/13/18	4,300	4,303
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	2,400	2,411
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	2,100	2,110
		96,740
District Of Columbia - 0.1%
District of Columbia Rev. Bonds Series 2000, 1.7% tender 5/8/18, LOC JPMorgan Chase Bank, CP mode	2,200	2,200
Florida - 2.5%
Florida Local Govt. Fin. Cmnty.:
Series 2011 A1, 1.3% 5/2/18, LOC JPMorgan Chase Bank, CP	34,944	34,944
Series A1, 1.65% 5/9/18, LOC JPMorgan Chase Bank, CP	15,800	15,800
Jacksonville Gen. Oblig. Series A, 1.68% 7/5/18, LOC Bank of America NA, CP	3,875	3,875
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 1.43% 6/7/18, LOC Barclays Bank PLC, CP	3,400	3,400
Series B1, 1.4% 5/10/18, LOC Sumitomo Mitsui Banking Corp., CP	1,900	1,900
Palm Beach Series 2018, 1.8% 8/2/18, LOC Citibank NA, CP	5,050	5,050
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 2.05%, tender 11/26/18 (a)(c)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 2%, tender 11/26/18 (a)(c)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 2.05%, tender 11/26/18 (a)(c)	16,400	16,400
		102,969
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series D1:
1.3% 6/18/18, LOC Bank of America NA, CP	8,267	8,267
1.52% 6/18/18, LOC Bank of America NA, CP	900	900
Series D3:
1.3% 6/18/18, LOC Bank of America NA, CP	1,300	1,300
1.6% 6/18/18, LOC Bank of America NA, CP	380	380
Series E1:
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,100	4,100
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,100	4,100
1.52% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	400	400
1.52% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	400	400
2% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100	100
Series E3:
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,498	1,498
1.6% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	190	190
1.6% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	190	190
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1:
1.67% 6/4/18, LOC PNC Bank NA, CP	17,200	17,200
1.8% 6/4/18, LOC PNC Bank NA, CP	2,700	2,700
Series 15A2, 1.6% 6/5/18, LOC Wells Fargo Bank NA, CP	3,200	3,200
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.67% tender 6/7/18, LOC Barclays Bank PLC, CP mode	5,150	5,150
Series B, 1.81% 6/1/18, LOC PNC Bank NA, CP	9,400	9,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.85%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	27,325	27,325
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.85%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	47,760	47,760
		134,560
Hawaii - 0.3%
Honolulu City & County Gen. Oblig.:
Bonds Series 2009 B, 5.25% 7/1/18	1,500	1,509
Series B1, 1.75% 5/14/18, LOC Sumitomo Mitsui Banking Corp., CP	11,000	11,000
		12,509
Idaho - 0.4%
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	13,500	13,552
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.27%, tender 8/1/18 (a)	2,900	2,900
		16,452
Illinois - 1.5%
Chicago O'Hare Int'l. Arpt. Rev.:
Series A2, 1.37% 6/14/18, LOC Bank of America NA, CP	3,419	3,419
Series B2, 1.37% 6/14/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	400	400
Series C2, 1.38% 6/14/18, LOC Barclays Bank PLC, CP	1,217	1,217
Illinois Fin. Auth. Ed. Rev.:
Series 2018:
1.6% 6/5/18, LOC PNC Bank NA, CP	3,140	3,140
1.68% 7/2/18, LOC PNC Bank NA, CP	3,000	3,000
Series LOY, 1.32% 7/6/18, LOC PNC Bank NA, CP	4,600	4,600
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 2.05%, tender 11/26/18(a)(c)	10,550	10,550
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	3,100	3,134
Series 12H:
1.33% tender 6/5/18, CP mode	1,400	1,400
1.68% tender 7/6/18, CP mode	5,600	5,600
Series 12I:
1.3% tender 5/21/18, CP mode	3,300	3,300
1.33% tender 6/5/18, CP mode	5,800	5,800
Series 2012 H, 1.4% tender 8/6/18, CP mode	8,000	8,000
Series I, 1.6% tender 6/13/18, CP mode	5,600	5,600
		59,160
Indiana - 1.2%
Indiana Fin. Auth. Rev. Bonds Series D2, 1.73% tender 5/8/18, CP mode	37,400	37,400
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.68% 6/5/18, LOC JPMorgan Chase Bank, CP	11,200	11,200
		48,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.76% tender 5/16/18, CP mode	2,600	2,600
Maryland - 0.8%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	6,700	6,833
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/18	1,100	1,110
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.33%, tender 6/1/18 (a)	23,100	23,100
		31,043
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.73% tender 5/17/18, CP mode	3,600	3,600
Series 92, 1.85% tender 5/25/18, CP mode	2,000	2,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 99, 1.66% 5/30/18, LOC State Street Bank & Trust Co., Boston, CP	2,600	2,600
		8,200
Michigan - 1.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2%, tender 11/26/18 (a)(c)	7,485	7,485
Michigan Bldg. Auth. Rev. Series 7, 1.24% 5/10/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	7,600	7,600
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 1.33%, tender 6/1/18 (a)	12,400	12,400
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2010 F1, 2%, tender 5/30/18 (a)	2,060	2,061
Univ. of Michigan Rev.:
Bonds:
Series 09B, 1.26% tender 6/1/18, CP mode	1,600	1,600
Series 2009 B, 1.38% tender 7/2/18, CP mode	2,000	2,000
Series B, 1.63% tender 8/6/18, CP mode	4,100	4,100
Series K1:
1.31% 6/4/18, CP	4,955	4,955
1.59% 7/2/18, CP	1,300	1,300
1.62% 7/9/18, CP	2,045	2,045
Series K2:
1.34% 11/30/18, CP	11,800	11,800
1.35% 12/7/18, CP	2,320	2,320
		59,666
Minnesota - 0.4%
Univ. of Minnesota Gen. Oblig.:
Series 17F, 1.26% 6/1/18, CP	1,600	1,600
Series 2007 C, 1.31% 6/1/18, CP	4,950	4,950
Series B, 1.64% 7/2/18, CP	2,200	2,200
Series D, 1.38% 7/2/18, CP	3,200	3,200
Univ. of Minnesota Rev. Series A, 1.65% 8/13/18, CP	3,800	3,800
		15,750
Missouri - 0.5%
Curators of the Univ. of Missouri Series A:
1.25% 6/4/18, CP	14,900	14,900
1.6% 7/2/18, CP	6,900	6,900
		21,800
Nebraska - 0.6%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.22% 5/1/18, CP	1,400	1,400
1.32% 7/6/18, CP	2,000	2,000
1.33% 6/5/18, CP	6,800	6,800
1.38% 7/2/18, CP	3,400	3,400
1.64% 7/5/18, CP	3,200	3,200
1.68% 8/3/18, CP	3,400	3,400
1.69% 8/6/18, CP	3,100	3,100
		23,300
Nevada - 0.2%
Clark County School District Bonds Series 2014 B, 5% 6/15/18	3,700	3,716
Truckee Meadows Wtr. Auth. Wtr. Rev. Series A, 1.65% 5/15/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,600	3,600
		7,316
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90B, 1.91% tender 5/24/18, CP mode	5,800	5,800
New Jersey - 1.9%
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	1,100	1,112
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2017 C, 2.5% 12/12/18	1,800	1,811
Series 2018 B, 3% 4/22/19	9,900	10,011
Camden County BAN Series 2017 A, 3% 10/25/18	16,291	16,388
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	15,900	16,045
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	3,948	3,994
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	3,200	3,222
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	9,545	9,607
Ridgewood Gen. Oblig. BAN Series 2017, 2.25% 8/17/18	10,100	10,124
Summit Gen. Oblig. BAN Series 2018, 3% 4/5/19	4,500	4,552
		76,866
New York - 0.7%
Albany County Gen. Oblig. BAN Series 2017, 4% 5/24/18	2,770	2,775
Liverpool Central School District Gen. Oblig. BAN Series 2017, 2.25% 6/28/18	4,300	4,303
New York City Trust For Cultural Bonds (American Museum Natural History) Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 1.79%, tender 10/9/18 (a)(c)	8,200	8,200
New York Pwr. Auth. Series 2:
1.67% 7/6/18, CP	8,900	8,900
1.77% 6/14/18, CP	1,300	1,300
Westchester County Gen. Oblig. BAN Series A, 3% 12/14/18	1,600	1,615
		27,093
North Carolina - 0.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	8,910	9,120
Ohio - 0.6%
Brunswick Ohio City School District BAN Series 2018, 2.5% 5/31/18	2,700	2,702
Franklin County Rev. Bonds Series 2013 OH, 1.27%, tender 8/1/18 (a)	2,500	2,500
Marion Gen. Oblig. BAN Series 2017, 2% 9/6/18 (Ohio Gen. Oblig. Guaranteed)	4,700	4,708
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5:
1.68% tender 7/5/18, CP mode	2,700	2,700
1.75% tender 7/12/18, CP mode	4,400	4,400
Series B6, 1.68% tender 7/5/18, CP mode	5,800	5,800
		22,810
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.3% 5/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,780	2,780
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 2.1%, tender 11/26/18 (a)(c)	8,030	8,030
		10,810
Oregon - 0.1%
Oregon Gen. Oblig. TAN Series 2017 A, 5% 9/28/18	5,250	5,323
Pennsylvania - 0.1%
Southcentral Pennsylvania Gen. Auth. Rev. Bonds 6% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	3,400	3,414
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,900	1,949
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.68% 5/17/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,600	5,600
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series A1, 1.65% 5/29/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,600	5,600
Series B1, 1.52% 5/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,600	5,600
Series B2:
1.34% 5/31/18 (Liquidity Facility MUFG Union Bank NA), CP	2,300	2,300
1.75% 5/31/18 (Liquidity Facility MUFG Union Bank NA), CP	4,500	4,500
		23,600
Texas - 11.3%
Austin Elec. Util. Sys. Rev. Series A:
1.6% 6/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,800	7,800
1.68% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	25,400	25,400
Fort Bend Independent School District Series 2018:
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	8,000	8,000
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,100	1,100
1.54% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,100	1,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.95%, tender 11/26/18 (a)(c)	13,200	13,200
Series 16B1, 1.24% tender 5/2/18, CP mode	11,500	11,500
Series 16B3, 1.65% tender 7/5/18, CP mode	9,200	9,200
Series 2016 B2, 1.33% tender 6/5/18, CP mode	24,300	24,300
Harris County Gen. Oblig.:
Series D, 1.68% 5/10/18 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series E1:
1.5% 5/3/18, LOC Landesbank Hessen-Thuringen, CP	2,930	2,930
1.68% 5/3/18, LOC Landesbank Hessen-Thuringen, CP	1,900	1,900
Harris County Metropolitan Trans. Auth.:
Series 2018 A-1, 1.35% 5/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,100	6,100
Series A1:
1.27% 5/15/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,100	7,100
1.65% 5/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,500	6,500
Series A3:
1.27% 5/15/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,000	3,000
1.28% 5/17/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,900	3,900
Houston Gen. Oblig. Series E1, 1.6% 6/13/18, LOC Citibank NA, CP	1,100	1,100
Lower Colorado River Auth. Rev.:
Series 2018:
1.6% 6/1/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
1.68% 6/1/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,136	2,136
1.73% 7/16/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,100	13,100
Series B:
1.3% 5/21/18, LOC State Street Bank & Trust Co., Boston, CP	6,978	6,978
1.4% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	1,220	1,220
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 2.05%, tender 11/26/18 (a)(c)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 2.05%, tender 11/26/18 (a)(c)	11,600	11,600
Texas A&M Univ. Rev.:
Series 93B, 1.65% 7/5/18, CP	5,300	5,300
Series B:
1.22% 5/3/18, CP	2,000	2,000
1.25% 6/5/18, CP	2,100	2,100
1.7% 8/3/18, CP	9,100	9,100
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	198,750	200,423
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.49% 8/14/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,300	3,300
1.55% 7/20/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
1.6% 7/2/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
1.68% 6/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.41% 8/2/18, CP	5,700	5,700
1.41% 8/6/18, CP	5,700	5,700
1.6% 7/3/18, CP	5,600	5,600
Upper Trinity Reg'l. Wtr. District Series 2018:
1.35% 7/6/18, LOC Bank of America NA, CP	2,300	2,300
1.4% 8/6/18, LOC Bank of America NA, CP	2,800	2,800
		455,187
Virginia - 0.3%
Norfolk Econ. Dev. Auth. Rev. Series 2018, 1.68% 6/5/18, CP	2,600	2,600
Univ. of Virginia Gen. Rev. Series A, 1.68% 5/7/18, CP	5,600	5,600
Virginia Pub. School Auth. Bonds (Virginia Gen. Oblig.) Series 2012 A, 5% 8/1/18	3,900	3,935
		12,135
Washington - 0.5%
Energy Northwest Elec. Rev. Bonds:
(Proj. 3) Series 2016 A, 5% 7/1/18	1,200	1,207
Series 2014-A, 5% 7/1/18	3,600	3,621
Univ. of Washington Univ. Revs. Series 8, 1.31% 6/1/18, CP	12,100	12,100
Washington Health Care Facilities Auth. Rev. Bonds (Providence Health Systems) Series 2012 A, 5% 10/1/18	1,890	1,918
		18,846
Wisconsin - 1.3%
Wisconsin Gen. Oblig.:
Series 06A, 1.35% 7/6/18 (Liquidity Facility BMO Harris Bank NA), CP	2,400	2,400
Series 13A, 1.31% 6/5/18 (Liquidity Facility BMO Harris Bank NA), CP	29,410	29,410
Series 2018 A, 1.43% 5/22/18 (Liquidity Facility BMO Harris Bank NA), CP	3,830	3,830
Series A, 1.68% 6/5/18 (Liquidity Facility BMO Harris Bank NA), CP	2,300	2,300
Wisconsin Trans. Rev. Series 13A:
1.3% 6/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,200	4,200
1.31% 6/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,690	10,690
		52,830
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,487,999)		1,487,999
	Shares (000s)	Value (000s)

Investment Company - 1.6%
Fidelity Tax-Free Cash Central Fund, 1.71% (f)(g)
(Cost $64,905)	64,899	64,905
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $4,019,666)		4,019,666
NET OTHER ASSETS (LIABILITIES) - 0.5%		20,075
NET ASSETS - 100%		$4,039,741

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $201,546,000 or 5.0% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$29,885
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$14,000
Central Florida Expressway Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	8/1/16 - 8/1/17	$16,535
Chicago Board of Ed. Participating VRDN Series Floaters 003, 2% 5/3/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$21,100
Chicago Board of Ed. Participating VRDN Series Floaters 006, 2% 5/3/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$12,605
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$8,100
Indiana Univ. HealthCare Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 5/3/18 (Liquidity Facility Royal Bank of Canada)	3/1/18	$25,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$5,741
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$2,765
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$11,755
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.98%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 1/11/18	$2,300
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,880
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/26/18	$1,000
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,145
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.93% 5/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$4,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$492
Total	$492

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,954,761)	$3,954,761
Fidelity Central Funds (cost $64,905)	64,905
Total Investment in Securities (cost $4,019,666)		$4,019,666
Receivable for investments sold		19,742
Receivable for fund shares sold		12,242
Interest receivable		18,099
Distributions receivable from Fidelity Central Funds		81
Prepaid expenses		2
Other receivables		93
Total assets		4,069,925
Liabilities
Payable to custodian bank	$738
Payable for investments purchased
Regular delivery	7,200
Delayed delivery	10,420
Payable for fund shares redeemed	9,899
Distributions payable	310
Accrued management fee	840
Distribution and service plan fees payable	51
Other affiliated payables	603
Other payables and accrued expenses	123
Total liabilities		30,184
Net Assets		$4,039,741
Net Assets consist of:
Paid in capital		$4,040,072
Accumulated undistributed net realized gain (loss) on investments		(331)
Net Assets		$4,039,741
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($72,320 ÷ 72,230 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($96,433 ÷ 96,312 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($2,660,330 ÷ 2,657,009 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,210,658 ÷ 1,208,749 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Interest		$25,782
Income from Fidelity Central Funds		492
Total income		26,274
Expenses
Management fee	$5,161
Transfer agent fees	3,594
Distribution and service plan fees	327
Accounting fees and expenses	181
Custodian fees and expenses	16
Independent trustees' fees and expenses	7
Registration fees	116
Audit	21
Legal	8
Miscellaneous	7
Total expenses before reductions	9,438
Expense reductions	(527)	8,911
Net investment income (loss)		17,363
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(295)
Total net realized gain (loss)		(295)
Net increase in net assets resulting from operations		$17,068

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,363	$17,885
Net realized gain (loss)	(295)	318
Net increase in net assets resulting from operations	17,068	18,203
Distributions to shareholders from net investment income	(17,363)	(17,886)
Distributions to shareholders from net realized gain	(293)	–
Total distributions	(17,656)	(17,886)
Share transactions - net increase (decrease)	(199,953)	(1,284,821)
Total increase (decrease) in net assets	(200,541)	(1,284,504)
Net Assets
Beginning of period	4,240,282	5,524,786
End of period	$4,039,741	$4,240,282

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.002	–A	.001	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A	–A
Distributions from net realized gain	–A	–	(.001)	–A	–	–
Total distributions	(.002)	–A	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.17%	.01%	.10%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.97%F	.96%	.97%	.99%	.97%	.97%
Expenses net of fee waivers, if any	.95%F	.81%	.23%	.06%	.08%	.13%
Expenses net of all reductions	.95%F	.81%	.23%	.06%	.08%	.13%
Net investment income (loss)	.33%F	.01%	.07%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$72	$84	$116	$418	$421	$442

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.003	.001	.001	–A	–A	–A
Distributions from net investment income	(.003)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–A	–	(.001)	–A	–	–
Total distributions	(.003)	(.001)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.30%	.14%	.10%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.71%	.72%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.70%F	.69%	.26%	.06%	.08%	.13%
Expenses net of all reductions	.70%F	.69%	.26%	.06%	.08%	.13%
Net investment income (loss)	.58%F	.13%	.04%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$96	$117	$157	$364	$362	$442

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.004	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	–A	–	–A	–A	–	–
Total distributions	(.004)	(.004)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.42%	.38%	.12%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.46%	.47%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.45%F	.45%	.24%	.06%	.08%	.13%
Expenses net of all reductions	.45%F	.45%	.24%	.06%	.08%	.13%
Net investment income (loss)	.83%F	.37%	.05%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,660	$3,093	$4,552	$9,154	$9,232	$8,921

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.005	.001	–B
Net realized and unrealized gain (loss)	–B	–B	.001	–B
Total from investment operations	.005	.005	.002	–B
Distributions from net investment income	(.005)	(.005)	(.001)	–B
Distributions from net realized gain	–B	–	(.001)	–B
Total distributions	(.005)	(.005)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.48%	.50%	.18%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.36%	.37%	.37%G
Expenses net of fee waivers, if any	.33%G	.33%	.22%	.06%G
Expenses net of all reductions	.33%G	.33%	.22%	.06%G
Net investment income (loss)	.95%G	.49%	.08%	.01%G
Supplemental Data
Net assets, end of period (in millions)	$1,211	$947	$700	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Tax-Exempt Money Market, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Tax-Exempt Money Market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Money Market	$13,706,015	$–	$–	$–
Tax-Exempt Money Market	4,019,666	–	–	–

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury Money Market
Capital Reserves Class	.25%	.25%	$3,112	$244
Daily Money Class	-%	.25%	3,004	1,256
Advisor C Class	.75%	.25%	483	145
			$6,599	$1,645
Tax-Exempt Money Market
Capital Reserves Class	.25%	.25%	$196	$190
Daily Money Class	-%	.25%	131	115
			$327	$305

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$–(a)
Advisor C Class(b)	35

 (a) In the amount of less than five hundred dollars.

 (b) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury Money Market
Capital Reserves Class	$1,245
Daily Money Class	2,404
Advisor C Class	97
Fidelity Treasury Money Market Fund	7,084
$10,830
Tax-Exempt Money Market
Capital Reserves Class	$78
Daily Money Class	105
Fidelity Tax-Exempt Money Market Fund	2,877
Premium Class	534
$3,594

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Money Market	.01
Tax-Exempt Money Market	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Money Market
Capital Reserves Class	.95%	$172
Daily Money Class	.70%	318
Advisor C Class	1.45%	16
Tax-Exempt Money Market
Capital Reserves Class	.95%	$9
Daily Money Class	.70%	12
Fidelity Tax-Exempt Money Market Fund	.45%	293
Premium Class	.33%	212

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Money Market
Advisor C Class	$53

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Money Market	$1
Tax-Exempt Money Market	1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
Treasury Money Market
From net investment income
Capital Reserves Class	$2,889	$618
Daily Money Class	8,419	4,528
Advisor C Class	34	12
Fidelity Treasury Money Market Fund	48,313	33,164
Total	$59,655	$38,322
Tax-Exempt Money Market
From net investment income
Capital Reserves Class	$127	$11
Daily Money Class	301	172
Fidelity Tax-Exempt Money Market Fund	11,817	13,574
Premium Class	5,118	4,129
Total	$17,363	$17,886
From net realized gain
Capital Reserves Class	$6	$–
Daily Money Class	8	–
Fidelity Tax-Exempt Money Market Fund	212	–
Premium Class	67	–
Total	$293	$–

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended April 30, 2018	Year ended October 31, 2017
Treasury Money Market
Capital Reserves Class
Shares sold	3,021,245	4,641,854
Reinvestment of distributions	1,838	396
Shares redeemed	(2,929,907)	(4,727,650)
Net increase (decrease)	93,176	(85,400)
Daily Money Class
Shares sold	5,664,495	12,058,533
Reinvestment of distributions	5,107	2,740
Shares redeemed	(6,049,151)	(13,363,676)
Net increase (decrease)	(379,549)	(1,302,403)
Advisor C Class
Shares sold	47,248	102,678
Reinvestment of distributions	34	11
Shares redeemed	(54,048)	(137,869)
Net increase (decrease)	(6,766)	(35,180)
Fidelity Treasury Money Market Fund
Shares sold	28,117,265	40,630,645
Reinvestment of distributions	31,154	19,557
Shares redeemed	(27,079,081)	(40,067,052)
Net increase (decrease)	1,069,338	583,150
Tax-Exempt Money Market
Capital Reserves Class
Shares sold	2,379	2,929
Reinvestment of distributions	119	10
Shares redeemed	(13,881)	(34,912)
Net increase (decrease)	(11,383)	(31,973)
Daily Money Class
Shares sold	6,481	7,614
Reinvestment of distributions	255	143
Shares redeemed	(26,861)	(48,207)
Net increase (decrease)	(20,125)	(40,450)
Fidelity Tax-Exempt Money Market Fund
Shares sold	175,229	251,792
Reinvestment of distributions	11,492	12,937
Shares redeemed	(618,383)	(1,723,564)
Net increase (decrease)	(431,662)	(1,458,835)
Premium Class
Shares sold	649,340	677,663
Reinvestment of distributions	4,550	3,658
Shares redeemed	(390,672)	(434,884)
Net increase (decrease)	263,218	246,437

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Treasury Money Market
Capital Reserves Class	.95%
Actual		$1,000.00	$1,002.30	$4.72
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Daily Money Class	.70%
Actual		$1,000.00	$1,003.50	$3.48
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Advisor C Class	1.34%
Actual		$1,000.00	$1,000.40	$6.65
Hypothetical-C		$1,000.00	$1,018.15	$6.71
Fidelity Treasury Money Market Fund	.42%
Actual		$1,000.00	$1,004.90	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11
Tax-Exempt Money Market
Capital Reserves Class	.95%
Actual		$1,000.00	$1,001.70	$4.71
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Daily Money Class	.70%
Actual		$1,000.00	$1,003.00	$3.48
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Fidelity Tax-Exempt Money Market Fund	.45%
Actual		$1,000.00	$1,004.20	$2.24
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Premium Class	.33%
Actual		$1,000.00	$1,004.80	$1.64
Hypothetical-C		$1,000.00	$1,023.16	$1.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

DMFI-SANN-0618
1.703547.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2018